Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2023	2024
Accounts receivable	32,351,611	58,223,168
Less: Allowance for credit losses	(4,024,626)	(2,680,151)
	$28,326,985	$55,543,017